THE ADVISORS' INNER CIRCLE FUND
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(J)

The Advisors' Inner Circle Fund (the "Trust") hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated July 24, 2017 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 282 to the Trust's Registration Statement on Form N-1A (File Nos. 033-42484 and 811-06400), which was filed electronically on July 24, 2017 (Accession No. 0001135428-17-000686).

The Advisors' Inner Circle Fund

By: /s/ Lisa Whittaker
    ---------------------
    Lisa Whittaker

Title: Vice President and Assistant Secretary

Date:  July 27, 2017